Non-controlling interests	12 Months Ended
Dec. 31, 2022
Non-controlling interests
Non-controlling interests

27. Non-controlling interests

Non-controlling interests include the net amount of the equity of subsidiaries attributable to equity instruments that do not belong, directly or indirectly, to the Bank, including the portion attributed to them of profit for the year.

a)   Breakdown

The breakdown by subsidiary of Equity - Non-controlling interests is as follows:

	12/31/2021	12/31/2022

Equity as of balance-sheet date attributable to non-controlling interests:
Of which:
Fideicomiso GFSSLPT, Banco Santander México, S.A.	37	51
Other	11	11
	48	62
Profit for the year attributable to non-controlling interests:
Of which:
Fideicomiso GFSSLPT, Banco Santander México, S.A.	—	—

b)   Changes

The changes in Non-controlling interests are summarized as follows:

	2021	2022

Beginning balance	37	48
Profit for the year attributable to non-controlling interests	—	—
Other	11	14
Balance at year-end	48	62

The foregoing changes are shown in the consolidated statement of changes in equity.